Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Capital reserve	$ 25,273	$ 30,469	$ (4,154)